Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Balance Sheet Components
Schedule of accounts receivables, net

Accounts receivables, net consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Accounts receivable	$16,027	$14,855
Allowance for doubtful accounts	(2,558)	(876)
Accounts receivable, net	$13,469	$13,979

Accounts receivables, net consist of the following (in thousands):

	December 31,
	2020	2019
Accounts receivable	$14,855	$12,330
Allowance for doubtful accounts	(876)	(467)
Accounts receivable, net	$13,979	$11,863

Schedule of Inventories, net

Inventories, net of reserve, consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Raw materials	$6,927	$6,876
Work-in-process	2,735	4,347
Finished goods	11,232	6,909
Total inventories	$20,894	$18,132

Inventories, Net

Inventories, net of reserve, consist of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$6,876	$12,374
Work-in-process	4,347	1,748
Finished goods	6,909	5,629
Total inventories	18,132	19,751
Less inventories not deemed to be current, included in other assets	—	4,764
Inventories, included in current assets	$18,132	$14,987

Schedule of prepaid and other current assets

Prepaid and other current assets consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Prepaid expenses and deposits	$4,912	$5,698
Due from contract manufacturers and vendors	2,468	2,944
Prepaid taxes	957	1,612
Contract assets	3,313	2,813
Receivable from warrant exercises	—	9,074
Other	393	178
Total prepaid and other current assets	$12,043	$22,319

Prepaid and other current assets consist of the following (in thousands):

	December 31,
	2020	2019
Prepaid expenses and deposits	$5,698	$3,045
Due from contract manufacturers and vendors	2,944	4,068
Prepaid taxes	1,612	2,122
Contract assets	2,813	—
Receivable from warrant exercises	9,074	—
Other	178	3,683
Total prepaid and other current assets	$22,319	$12,918

Schedule of property, plant and equipment, net

Property, plant and equipment, at cost, consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Machinery and equipment	$33,023	$32,688
Leasehold improvements	5,806	5,905
Furniture and fixtures	1,481	1,479
Vehicles	360	360
Software	1,357	1,357
Assets under construction	919	641
	42,946	42,430
Less: accumulated depreciation and amortization	(27,405)	(25,625)
Property, plant and equipment, net	$15,541	$16,805
Finance lease equipment	$888	$888
Less: accumulated depreciation	(425)	(381)
Finance lease equipment, net	$463	$507

The aggregate depreciation and amortization related to property, plant and equipment was as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Depreciation and amortization on property, plant and equipment	$1,957	$2,075
Depreciation on finance lease equipment	44	44

Property, plant and equipment, at cost, consist of the following (in thousands):

	December 31,
	2020	2019
Land	$—	$2,340
Building	—	3,142
Machinery and equipment	32,688	30,082
Building improvements	—	4,194
Leasehold improvements	5,905	5,581
Furniture and fixtures	1,479	1,431
Vehicles	360	759
Software	1,357	1,343
Assets under construction	641	170
	42,430	49,042
Less: accumulated depreciation and amortization	(25,625)	(22,764)
Property, plant and equipment, net	$16,805	$26,278

Capital lease equipment	$888	$888
Less: accumulated depreciation	(381)	(203)
Capital lease equipment, net	$507	$685

The aggregate depreciation and amortization related to property, plant and equipment was as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Depreciation and amortization on property, plant and equipment	$8,009	$7,805	$6,791
Depreciation on capital lease equipment	178	122	81

Schedule of intangible assets, net

Intangible assets, net, consist of the following (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
As of March 31, 2021:
Developed technology	$1,200	$669	$531
As of December 31, 2020:
Developed technology	$1,200	$573	$627

Intangible assets, net, consist of the following (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
As of December 31, 2020:
Developed technology	$1,200	$573	$627
As of December 31, 2019:
Developed technology	$1,170	$188	$982

Schedule of amortization of intangible assets	Amortization of intangible assets is as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Amortization of intangible assets	$96	$96
Amortization of intangible assets is as follows (in thousands):
	Year Ended December 31,
	2020	2019	2018
Amortization of intangible assets	$385	$188	$—

Schedule of other assets, non-current	Other assets, non-current, consist of the following (in thousands):

	March 31,	December 31,
	2021	2020
Operating lease ROU assets	$18,993	$—
Other	941	937
Total other assets	$19,934	$937

Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2021	2020
Accrued payroll expenses	$7,162	$11,877
Accrued manufacturing costs	8,219	8,003
Accrued transaction costs	5,000	25,057
Accrued professional and consulting fees	3,228	965
Accrued warranty costs	1,592	2,204
Accrued taxes	1,002	1,074
Lease liabilities	2,956	—
Other	1,028	1,169
Total accrued expense and other current liabilities	$30,187	$50,349

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued payroll expenses	$11,877	$10,537
Accrued manufacturing costs	8,003	3,344
Accrued transaction costs	25,057	—
Accrued professional and consulting fees	965	5,572
Accrued warranty costs	2,204	4,322
Accrued taxes	1,074	944
Refund liabilities	—	4,878
Other	1,169	1,563
Total accrued expense and other current liabilities	$50,349	$31,160

Schedule of long-term liabilities

Long-term liabilities consisted of the following (in thousands):

	March 31,	December 31,
	2021	2020
PPP Loan	$10,000	$10,000
Contract liabilities, long-term	14,560	14,732
Lease liabilities, long-term	16,984	—
Other	415	1,195
Total long-term liabilities	$41,959	$25,927

Long-term liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
PPP Loan	$10,000	$—
Contract liabilities, long-term	14,732	903
Other	1,195	1,322
Total long-term liabilities	$25,927	$2,225